Right of use assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Right of use assets
14.	Right-of-use assets
On transition to IFRS 16, the group recognized right of use assets for leases of any assets, other than low value items or whichever are short term in nature. Lease liabilities were recognized for such right of use assets equal to the amount of discounted value of all future lease payments from the date of transition, except for certain leases for which right of use assets and lease liabilities were measured at the inception date of lease and carrying amount equivalent to depreciated value of right of use assets and amortised cost of the liability as of the date of transition were recorded.
The reconciliation of the group’s commitments towards all its
f
uture minimum rental payments under non cancellable operating leases as at March 31, 2019 and lease liability recognized as per IFRS 16 as at April 1, 2019 is as follows:

	(In millions)
Future minimum lease payments under n on - cancellable operating leases as at March 31, 2019	US$	822.4	Rs.	62,223.7
Operating leases with renewal and termination options, others, etc. recorded on transition		432.3		32,712.0
Extension and termination options in lease contract considered in lease liability recognized under IFRS 16		8.6		648.4
Operating lease commitements for which no lease liabilities have been recorded on transition		(57.8)		(4,375.9)

Gross lease liabilities for former operating leases as at April 1, 2019		1,205.5		91,208.2
Discounting impact		(452.6)		(34,247.6)

Lease liabilities for former operating leases as at April 1, 2019		752.9		56,960.6
Present value of finance lease liabilities as at March 31, 2019		11.1		837.0

Total lease liabilities as at April 1, 2019	US$	764.0	Rs.	57,797.6

When measuring lease liability, the Group discounted lease payments using its incremental borrowing rate as at April 1, 2019. The weighted-average rate applied is 7.92%.
The following amounts are included in the Consolidated Balance Sheet as at March 31, 2020:

	(In millions)
Current lease liabilities	US$	107.6	Rs.	8,141.8
Non-current lease liabilities		682.3		51,629.4

Total lease liabilities	US$	789.9	Rs.	59,771.2

The following amounts are recognized in the consolidated income statement for the year ended March 31, 2020:

	(In millions)
Interest expense on lease liabilities	US$	62.0	Rs.	4,692.5
Variable lease payment not included in the measurement of lease liabilities		0.4		29.8
Income from sub-leasing of right-of-use assets		—		—
Expenses related to short-term leases		20.5		1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets		9.2		695.6
Gains or losses arising from sale-and-leaseback transactions	US$	—	Rs.	—

Right of use assets consist of the following:															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2019		—				—		—		—		—		—		—
Effect of transition on adoption of IFRS 16	Rs.	2,673.9	Rs.	52,049.9	Rs.	7,867.0	Rs.	43.3	Rs.	178.6	Rs.	3,033.3	Rs.	349.8	Rs.	66,195.8
Additions		—		7,578.2		3,684.1		1,199.2		823.0		281.1		—		13,565.6
Disposals/adjustments		—		(1,443.0)		—		—		(14.1)		—		—		(1,457.1)
Currency translation differences		57.5		1,846.7		226.0		87.6		36.0		47.0		11.7		2,312.5

Cost as at March 31, 2020		2,731.4		60,031.8		11,777.1		1,330.1		1,023.5		3,361.4		361.5		80,616.8

Accumulated amortization as at April 1, 2019
Effect of transition on adoption of IFRS 16		(1.5)		(396.5)		(1,427.0)		(23.7)		—		(1,805.7)		—		(3,654.4)
Amortization for the period		(339.0)		(7,101.9)		(2,444.5)		(109.9)		(336.1)		(745.1)		(88.3)		(11,164.8)
Impairment of Asset		—		(2,539.8)		(114.8)		—		—		(0.3)		—		(2,654.9)
Disposal/adjustments		—		299.6		—		—		8.6		—		—		308.2
Currency translation differences		(13.3)		(222.5)		(95.1)		(6.2)		(13.4)		(28.3)		(3.6)		(382.4)

Accumulated amortization as at March 31, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)

Net carrying amount as at March 31, 2020	Rs.	2,377.6	Rs.	50,070.7	Rs.	7,695.7	Rs.	1,190.3	Rs.	682.6	Rs.	782.0	Rs.	269.6	Rs.	63,068.5

															US$	833.5

The Company has committed towards leases of Plant & Machinery which has not yet commenced for Rs. 1,710 million as on March 31, 2020.
Note:
The Company has adopted IFRS 16 with modified retrospective approach, with effect from April 1, 2019. Accordingly, the comparative periods have not been restated. The cumulative effect of initial application of the standard of Rs. 1,961.4 million has been recognized as an adjustment to the opening balance of retained earnings as at April 1, 2019. The Company has recognized Rs. 55,836.2 million as Right of use assets and lease liability of Rs. 57,797.6 million as on the date of transition i.e. April 1, 2019. Further, an amount of Rs. 10,359.7 million has been reclassified from non-current/current
assets to Right of use assets for prepaid operating lease rentals. In the statement of profit and loss account for the year ended March 31, 2020 the nature of expenses in respect of operating leases has changed from lease rent in previous period to depreciation for the right of use asset and finance cost for interest accrued on lease liability. In respect of leases that were classified as finance lease, applying IAS 17, an amount of Rs. 4,154.3 million has been reclassified from property, plant and equipment to Right of use assets. There is no material impact on profit/(loss) after tax and earnings per share for the year ended March 31, 2020, on adoption of IFRS 16.

Leases as a lessee under IAS 17
The Company has taken land, buildings, plant and equipment, computers and furniture and fixtures under operating and finance leases. The following is the summary of future minimum lease rental payments under non-cancellable
operating leases and finance leases entered into by the Company:

	As at March 31, 2019
	Operating		Finance
	Minimum Lease Payments		Minimum Lease Payments		Present value of minimum lease payments
Not later than one year	Rs.	10,994.1	Rs.	330.0	Rs.	295.9
Later than one year but not later than five years		26,261.2		970.9		791.2
Later than five years		24,968.3		2,492.5		647.6

Total minimum lease commitments	Rs.	62,223.6	Rs.	3,793.4	Rs.	1,734.7
Less: future finance charges				(2,058.7)

Present value of minimumlease payments				1,734.7

Included in the financial statements as:
Other financial liabilities - current (refer note 23)					Rs.	173.0
Other financial liabilities - non-current (refer note 24)						1,561.7

					Rs.	1,734.7